                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.
________________________________________________________________________________

1. Name and address of issuer:    EXCELSIOR INSTITUTIONAL TRUST
                                  73 TREMONT STREET
                                  BOSTON, MASSACHUSETTS 02108
________________________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

                                  SEE SCHEDULE "A"
________________________________________________________________________________

3. Investment Company Act File Number:  811-8490


   Securities Act File Number:  33-78264
________________________________________________________________________________

4. Last day of fiscal year for which this notice is filed:
                              MARCH  31, 1997
________________________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [   ]
________________________________________________________________________________

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A, 6):
                            N/A
________________________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                              0
________________________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                              0
________________________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

                                  SEE SCHEDULE   "B"
Shares: 45,141,641                                           Price: $373,976,281
________________________________________________________________________________

________________________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Shares: 45,141,641            SEE SCHEDULE   "B"              Price $373,976,281
________________________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction b.7):


                              SEE SCHEDULE    "C"
Shares: 18,476                                                Price: $146,093
________________________________________________________________________________

12. Calculation of registration fee:
           (i)  Aggregate sale price of securities sold during the fiscal year
                n reliance on rule 24f-2 (from Item 10):                            $373,976,281
                                                                                  --------------
          (ii)  Aggregate price of shares issued in connection with
                dividend reinvestment plans (from Item 11, if applicable)         +      146,093
                                                                                  --------------
          (iii) Aggregate price of shares redeemed or repurchased during
                the fiscal year (if applicable) SEE SCHEDULE "D":                 -  119,990,275
                                                                                  --------------
           (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
                to rule 24e-2(if aplicable):                                      +            0
                                                                                  --------------

            (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (I), plus
                line (ii), less line (iii), plus line (iv)] if applicable:           254,132,099
                                                                                  --------------

           (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                instruction C.6) :                                                x  .0003030303
                                                                                  --------------

          (vii) Fee due [line (I) or line (v)  multiplied by line (vi)]:              $77,009.73
                                                                                  --------------


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

________________________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 5/28/97
________________________________________________________________________________

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John M. Corcoran, Assistant Treasurer
                          -----------------------------------------
                          John M. Corcoran  Assistant Treasurer  Date    5/28/97
                          ------------------------------------------------------

     *Please print the name and title of the signing officer below the signature.

                                 SCHEDULE "A"
                                 ------------


NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
---------------------------------------------------------------------


EXCELSIOR INSTITUTIONAL EQUITY - CLASS A

EXCELSIOR INSTITUTIONAL BALANCED - CLASS A

EXCELSIOR INSTITUTIONAL INCOME - CLASS A

EXCELSIOR INSTITUTIONAL TOTAL RETURN BOND - CLASS A

EXCELSIOR INSTITUTIONAL INTERNATIONAL EQUITY - CLASS A

EXCELSIOR INSTITUTIONAL VALUE EQUITY - CLASS A

EXCELSIOR INSTITUTIONAL VALUE EQUITY - CLASS B

EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH - CLASS A

EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH - CLASS B

                                 SCHEDULE "B"
                                 ------------

NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
--------------------------------------------------------------------------

CLASS A:                          SHARES        PRICE:
                                  ------        ------

EQUITY                          14,253,858   $129,516,337

BALANCED                         2,281,968   $ 18,753,237

INCOME                           5,026,877   $ 35,338,940

TOTAL RETURN BOND               16,211,473   $117,705,251

INTERNATIONAL EQUITY             2,188,702   $ 20,024,850

VALUE EQUITY                     2,121,486   $ 21,381,596

OPTIMUM GROWTH                   2,722,064   $ 27,648,082
                                ----------  -------------
TOTAL                           44,806,428   $370,368,293



CLASS B:                            SHARES        PRICE:
                                    ------        ------

VALUE EQUITY                         4,975   $     59,997

OPTIMUM GROWTH                     330,238     $3,547,991
                                ----------  -------------
TOTAL                              335,213   $  3,607,988

TOTAL (CLASS A & CLASS B)       45,141,641   $373,976,281
                                ==========  =============

                                 SCHEDULE "B"
                                 ------------
                                  (CONTINUED)


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN
----------------------------------------------------------------------------
RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
--------------------------------------------------

CLASS A:                    SHARES                  PRICE:
                            ------                  ------

EQUITY                    14,253,858               $129,516,337

BALANCED                   2,281,968               $ 18,753,237

INCOME                     5,026,877               $ 35,338,940

TOTAL RETURN BOND         16,211,473               $117,705,251

INTERNATIONAL EQUITY       2,188,702               $ 20,024,850

VALUE EQUITY               2,121,486               $ 21,381,596

OPTIMUM GROWTH             2,722,064               $ 27,648,082
                        ------------               ------------

TOTAL                     44,806,428               $370,368,293



CLASS B:                      SHARES                  PRICE:
                              ------                  ------


VALUE EQUITY                   4,975               $     59,997

OPTIMUM GROWTH               330,238               $  3,547,991

TOTAL                        335,213               $  3,607,988

TOTAL (CLASS A & CLASS B) 45,141,641               $373,976,281
                          ==========               ============




                                 SCHEDULE "C"
                                 ------------

NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING  THE FISCAL YEAR IN
-------------------------------------------------------------------------------
CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:
-----------------------------------------------------------

CLASS A:                         SHARES           PRICE:
                                 ------           ------
EQUITY                            4,908         $ 46,531

BALANCED                            201         $  1,657

INCOME                              N/A         $    N/A

TOTAL RETURN BOND                13,188         $ 96,057

INTERNATIONAL EQUITY                N/A         $    N/A

VALUE EQUITY                        N/A         $    N/A

OPTIMUM GROWTH                       37         $    390
                               --------         --------

TOTAL                            18,334         $144,635


CLASS B:                         SHARES           PRICE:
                                 ------           ------


VALUE EQUITY                        N/A         $    N/A


OPTIMUM GROWTH                      142         $  1,458
                               --------         --------

TOTAL                               142         $  1,458

TOTAL (CLASS A & CLASS B)        18,476         $146,093
                               ========         ========

                                 SCHEDULE "D"
                                 ------------

AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR, IF
----------------------------------------------------------------------------
APPLICABLE:
-----------

CLASS A:                        PRICE:
                            -------------
EQUITY                       $ 44,609,820

BALANCED                     $ 17,971,066

INCOME                       $  7,431,851

TOTAL RETURN BOND            $ 43,137,691

INTERNATIONAL EQUITY         $  5,926,057

VALUE EQUITY                 $    331,027

OPTIMUM GROWTH               $    576,929
                             ------------

TOTAL                        $119,984,441


CLASS B:                       PRICE:
                               ------


VALUE EQUITY                 $          0

OPTIMUM GROWTH               $      5,834
                             ------------

TOTAL                        $      5,834

TOTAL (CLASS A & CLASS B)    $119,990,275
                             ============